BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (21.3%)
$4,011,419	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$3,881,963
2,241,284	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	2,061,218
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,758,522
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,303,796
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,452,324
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,260,813
715,064	BHG Securitization Trust 2022-A1	02/20/35	1.710	707,474
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,216,804
4,692,194	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	4,770,131
5,688,125	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,598,738
3,414,063	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,518,049
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	965,976
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,363,001
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,296,778
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,418,371
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	2,981,651
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,631,975
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%)[1,3]	04/18/37	7.301	4,693,266
4,500,000	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,425,948
309,660	Elm Trust 2020-3A1	08/20/29	2.954	299,244
959,965	Elm Trust 2020-4A1	10/20/29	2.286	923,250
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,161,870
510,514	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	479,679
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,378,248
1,041,774	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	974,680
985,605	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	914,411
3,353,292	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	3,234,155
6,810,000	Hartwick Park CLO, Ltd. 2023-1A (3-Month CME Term SOFR + 2.250%)[1,3]	01/21/36	7.532	6,827,669
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,382,694
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,992,725
2,540,000	Lendmark Funding Trust 2023-1A1	05/20/33	5.590	2,542,899
439,565	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	409,147
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%)[1,3]	04/25/37	7.340	4,377,481
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%)[1,3]	04/19/37	7.229	3,095,619
158,426	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	157,302
1,840,000	MCF CLO 10, Ltd. 2023-1A (3-Month CME Term SOFR + 4.200%)[1,3]	04/15/35	9.501	1,864,494

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$957,787	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815%	$915,525
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,606,164
4,870,000	Monroe Capital Mml CLO XVI Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%)[1,3]	07/23/36	7.383	4,870,000
2,465,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1[1]	08/25/28	6.180	2,486,016
2,680,223	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%)[1,3]	04/16/33	6.608	2,684,032
111,078	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	7.950	110,333
52,691	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	9.250	52,417
3,070,357	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate - 0.500%)[1,3]	07/25/50	8.000	3,056,802
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,492,160
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,487,103
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,646,644
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.262%)[1,3]	07/17/32	6.547	3,965,324
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%)[1,3]	04/18/37	7.341	4,536,013
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,884,702
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,818,037
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,372,492
617,989	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	611,112
2,320,000	PennantPark CLO VII LLC 2023-7A (3-Month CME Term SOFR + 4.050%)[1,3]	07/20/35	9.332	2,358,076
278,466	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	8.000	278,755
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	5,008,525
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,607,449
306,383	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	304,957
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,859,370
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,114,378
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,092,944
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,804,435
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,330,537
6,250,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	6,315,886
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,3]	07/20/32	6.604	2,313,853
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,160,940
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,560,749

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$1,089,581	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730%	$1,030,736
4,353,289	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,073,591
2,620,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,602,767
4,480,000	Trafigura Securitisation Finance, Plc 2024-1A1	11/15/27	5.980	4,534,517
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,400,742
4,838,022	VC 3 LS LP 2021-B1,2	10/15/41	4.750	3,986,046
1,354,779	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	1,292,538
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,869,489
2,108,749	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	2,233,882
	Total Asset Backed Securities (Cost $237,073,281)			237,052,403

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.8%)
3,040,000	BFLD Mortgage Trust 2024-WRHS (1-Month CME Term SOFR + 1.492%)[1,3]	08/15/26	6.792	3,024,800
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	8.026	1,387,394
5,070,000	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,3]	06/15/37	6.870	5,046,220
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	9.217	4,759,256
1,106,902	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,3]	02/15/38	6.349	1,064,389
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.664%)[1,3]	11/15/37	7.999	1,077,154
140,138	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	9.443	119,599
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	9.443	553,408
1,319,481	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.864%)[1,3]	11/15/31	10.193	996,490
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.572	2,917,723
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	4,825,294
2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804	2,539,616
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,3]	03/15/34	7.079	7,233,794
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1,2,6]	12/25/30	0.000	4,034,522
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	12/25/30	0.100	119,597

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$126,923,628	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	01/01/50	0.100%	$560,330
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.037	1,891,946
4,220,000	FREMF Mortgage Trust 2024-K516[1,3,4]	01/25/29	5.925	3,799,282
4,675,000	FREMF Mortgage Trust 2024-K522[1,3,4]	05/25/29	5.602	4,124,740
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.629	826,109
3,150,000	INTOWN Mortgage Trust 2022-STAY (1-Month CME Term SOFR + 4.134%)[1,3]	08/15/39	9.463	3,156,890
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	3.869	178,764
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,3]	05/15/41	6.920	5,187,600
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	7.226	5,788,581
1,057,162	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,033,629
2,409,212	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,3]	11/25/36	6.664	2,384,373
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,750,153
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	7.979	2,186,254
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	8.829	1,257,699
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	7.043	876,476
9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	8,922
	Total Commercial Mortgage Backed Securities (Cost $76,389,580)			75,711,004

	CORPORATE BONDS (40.8%)
	AEROSPACE/DEFENSE (0.2%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,057,191

	AGRICULTURE (0.2%)
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,923,270

	AIRLINES (0.4%)
4,290,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.[1]	04/15/29	11.000	4,090,515

	AUTO MANUFACTURERS (0.4%)
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,873,020

	BANKS (9.0%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%)[1,3]	06/17/32	5.284	2,775,530
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%)[3]	03/14/28	5.552	4,639,209

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125%	$1,593,713
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375	5,581,760
3,035,000	Bank of New Zealand[1]	02/07/28	4.846	3,053,384
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,959,179
3,485,000	Canadian Imperial Bank of Commerce	10/03/28	5.986	3,643,343
2,690,000	Citibank NA	08/06/26	4.929	2,696,307
2,665,000	Comerica Bank	07/27/25	4.000	2,621,662
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,674,609
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,463,949
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	162,144
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%)[3]	11/03/28	7.390	2,290,072
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	1,010,533
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%)[3]	03/09/34	6.254	3,496,402
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[3]	08/04/28	4.443	6,153,643
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[3]	07/22/28	4.979	3,739,180
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%)[3]	03/06/29	5.871	2,224,603
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%)[3]	11/15/33	7.953	2,317,830
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,967,343
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,224,442
2,810,000	National Australia Bank, Ltd.[1]	01/12/33	6.429	3,001,075
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%)[3]	11/10/26	7.472	2,509,273
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%)[3]	03/02/34	6.016	1,876,313
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,436,911
3,070,000	Skandinaviska Enskilda Banken AB1	03/05/29	5.375	3,132,940
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[3]	10/30/29	7.161	1,744,970
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[3]	01/24/30	5.435	4,513,494
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,3]	05/12/28	4.751	1,513,573
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%)[1,3]	01/12/34	5.959	4,190,358
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700	5,518,815
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,215,561
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,087,825
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,678,277
				99,708,222
	BEVERAGES (0.3%)
3,170,000	Keurig Dr Pepper, Inc.	03/15/29	5.050	3,220,189

	DIVERSIFIED FINANCIAL SERVICES (3.8%)
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[3]	01/03/30	6.848	4,563,152
1,265,000	American Express Co.	03/04/27	2.550	1,199,565
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,241,044
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	924,715

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750%	$6,116,741
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,265,708
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,269,434
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[3]	10/30/31	7.624	1,823,211
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,401,981
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,389,071
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,041,530
7,300,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	02/01/27	6.375	7,126,302
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	3,965,346
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,528,333
				42,856,133
	ELECTRIC (1.9%)
1,100,000	Alabama Power Co.	03/15/32	3.050	975,703
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,450,482
2,100,000	Duke Energy Florida LLC	11/15/52	5.950	2,208,820
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	4,949,248
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,369,368
2,120,000	Nevada Power Co.	05/01/53	5.900	2,185,680
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,460,302
				21,599,603
	ENERGY-ALTERNATE SOURCES (0.4%)
4,500,000	NextEra Energy Partners LP1	06/15/26	2.500	4,139,570

	FOOD (0.7%)
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,801,434
2,985,000	Tyson Foods, Inc.	03/15/34	5.700	3,055,944
				7,857,378
	HEALTHCARE-SERVICES (0.7%)
3,260,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	3,322,040
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,281,939
				7,603,979
	INSURANCE (10.5%)
4,175,000	Aegon, Ltd. (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,065,211
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,785,642
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,473,285
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,984,737
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,449,110
2,790,000	Athene Holding, Ltd.	02/01/33	6.650	3,001,642
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	5,326,742
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	2,972,582

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$3,175,000	Corebridge Global Funding[1]	09/19/28	5.900%	$3,289,682
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,408,615
9,320,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	8,947,151
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	3,663,670
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,789,669
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,152,126
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,723,306
3,128,000	First American Financial Corp.	08/15/31	2.400	2,548,891
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,897,056
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,3]	10/15/54	7.950	2,004,306
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,596,617
2,280,000	Metropolitan Life Global Funding I1	03/28/33	5.150	2,305,813
3,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,3]	05/23/42	5.875	3,615,138
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,158,185
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,377,371
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,387,733
5,720,000	RenaissanceRe Holdings, Ltd.	06/05/33	5.750	5,792,149
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,539,824
3,735,000	SiriusPoint, Ltd.	04/05/29	7.000	3,899,685
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,653,439
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,700,242
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,057,128
				116,566,747
	INVESTMENT COMPANIES (4.8%)
5,100,000	BlackRock TCP Capital Corp.	05/30/29	6.950	5,120,243
317,000	Blue Owl Capital Corp. II1	11/26/24	4.625	315,655
2,560,000	Blue Owl Technology Finance Corp.[1]	06/30/25	6.750	2,555,596
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,384,175
1,635,000	CION Investment Corp.	02/11/26	4.500	1,582,954
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,232,650
2,930,000	Franklin BSP Capital Corp.[1]	12/15/24	4.850	2,905,963
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,357,480
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,416,798
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,254,275
5,595,000	HA Sustainable Infrastructure Capital, Inc.[1]	07/01/34	6.375	5,546,557
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,800,422
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	3,097,987
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,951,816

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250%	$2,405,504
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,904,222
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,775,500
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,673,978
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,899,069
				53,180,844
	MACHINERY-DIVERSIFIED (0.9%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,254,249
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,514,502
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,784,257
				9,553,008
	MEDIA (0.5%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,160,180

	MINING (0.2%)
2,485,000	Glencore Funding LLC[1]	10/06/28	6.125	2,583,706

	OIL & GAS (0.4%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,611,094

	PACKAGING & CONTAINERS (0.1%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,305,254

	PHARMACEUTICALS (0.7%)
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	562,173
3,885,000	Bristol-Myers Squibb Co.	02/01/31	5.750	4,117,039
2,945,000	Pfizer Investment Enterprises Pte, Ltd.	05/19/30	4.650	2,965,290
				7,644,502
	PIPELINES (0.2%)
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,486,741

	PRIVATE EQUITY (0.5%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	2,077,472
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,971,591
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,018,780
				6,067,843
	REAL ESTATE INVESTMENT TRUSTS (2.8%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,397,498
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	3,789,695
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,692,475
3,765,000	Blackstone Mortgage Trust, Inc.[1]	01/15/27	3.750	3,456,021

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	REAL ESTATE INVESTMENT TRUSTS (continued)
$5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875%	$4,823,288
2,955,000	Federal Realty OP LP	05/01/28	5.375	3,001,369
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,758,672
2,000,000	SBA Tower Trust[1]	11/15/52	6.599	2,049,733
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,365,796
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	1,905,671
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,269,390
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,982,869
				31,492,477
	RETAIL (0.6%)
3,563,000	Macy's Retail Holdings LLC[1]	03/15/30	5.875	3,419,864
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,136,721
				6,556,585
	SEMICONDUCTORS (0.5%)
5,575,000	ams-OSRAM AG1	03/30/29	12.250	5,886,849

	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	860,146
	Total Corporate Bonds (Cost $457,132,155)			453,885,046

	LOAN PARTICIPATIONS AND ASSIGNMENTS (12.6%)
3,832,500	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[3]	04/20/28	10.294	3,960,161
2,901,464	AHP Health Partners, Inc. (1-Month CME Term SOFR + 3.250%)[3]	08/24/28	8.708	2,910,168
2,173,022	AL NGPL Holdings LLC (3-Month CME Term SOFR + 3.250%)[3]	04/13/28	8.564	2,179,128
2,972,548	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	10.985	1,961,882
2,267,563	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[3]	11/01/28	8.887	2,252,756
938,288	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[3]	11/01/28	9.375	933,596
2,393,819	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.250%)[3]	02/15/29	8.594	2,387,835
1,171,905	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.000%)[3]	06/22/28	7.345	1,175,139
1,774,693	Axalta Coating Systems Dutch Holding B BV Term B6 (3-Month CME Term SOFR + 2.000%)[3]	12/20/29	7.335	1,780,461
2,142,000	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[3]	02/01/27	10.694	1,990,732

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,745,389	BCP Renaissance Parent LLC Term B5 (3-Month CME Term SOFR + 3.250%)[3]	10/31/28	8.597%	$2,755,685
640,581	Buckeye Partners LP Term B3 (1-Month CME Term SOFR + 2.000%)[3]	11/01/26	7.344	642,931
3,602,775	Central Parent LLC (3-Month CME Term SOFR + 3.250%)[3]	07/06/29	8.585	3,564,297
11,424,767	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%)[3]	09/27/29	9.844	10,853,529
4,518,571	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%)[3]	10/31/27	7.085	4,542,113
8,030,052	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[3]	04/03/28	10.594	8,020,015
1,737,800	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[3]	08/01/27	7.193	1,735,332
3,315,000	EMRLD Borrower LP Term B (3-Month CME Term SOFR + 2.500%)[3]	06/18/31	7.843	3,315,000
1,882,144	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.250%)[3]	08/18/28	9.846	1,887,640
388,979	GIP II Blue Holding, LP (1-Month CME Term SOFR + 3.750%)[3]	09/29/28	9.094	391,978
1,552,352	Global Medical Response, Inc. (3-Month CME Term SOFR + 5.500%)[3]	10/31/28	10.847	1,513,543
2,702,913	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.000%)[3]	06/22/28	9.350	2,702,913
3,870,550	INEOS Enterprises Holdings US Finco LLC Term B (3-Month CME Term SOFR + 3.750%)[3]	07/08/30	9.197	3,875,388
3,686,475	Iqvia, Inc. Term B4 (3-Month CME Term SOFR + 2.000%)[3]	01/02/31	7.335	3,701,442
5,626,701	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[3]	09/20/30	7.597	5,573,473
2,506,158	Jazz Pharmaceuticals, Inc. Term B (1-Month CME Term SOFR + 2.250%)[3]	05/05/28	7.594	2,508,840
4,563,661	LendingTree, Inc. Term B (1-Month CME Term SOFR + 3.750%)[3]	09/15/28	9.208	4,518,024
861,359	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[3]	06/01/28	11.344	727,315
3,616,825	Medallion Midland Acquisition, LP (3-Month CME Term SOFR + 3.500%)[3]	10/18/28	8.844	3,630,388
1,040,000	Medline Borrower, LP (1-Month CME Term SOFR + 2.250%)[3]	10/23/28	7.594	1,040,811
2,715,816	Medline Borrower, LP (1-Month CME Term SOFR + 2.500%)[3]	10/23/28	7.844	2,723,801
3,000,925	MIP V Waste LLC Term B1 (3-Month CME Term SOFR + 3.000%)[3]	12/08/28	8.349	3,002,816

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$6,412,842	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[3]	09/01/28	9.859%	$5,392,623
8,640,276	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 3.750%)[3]	03/02/28	9.235	8,629,475
5,240,000	Priority Holdings LLC (1-Month CME Term SOFR + 4.750%)[3]	05/16/31	10.094	5,222,551
4,464,374	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 3.750%)[3]	09/14/29	9.085	4,481,919
841,073	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[3]	10/20/27	9.032	859,140
2,805,000	Sotera Health Holdings LLC (3-Month CME Term SOFR + 3.250%)[3]	05/30/31	8.594	2,800,624
1,782,850	Starwood Property Mortgage LLC Term B (1-Month CME Term SOFR + 2.750%)[3]	11/18/27	8.094	1,789,536
5,256,825	United AirLines, Inc. Term B (3-Month CME Term SOFR + 2.750%)[3]	02/22/31	8.033	5,270,913
1,769,892	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 2.000%)[3]	12/20/30	7.344	1,774,493
9,490,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.125%)[3]	09/23/25	6.569	9,478,612
	Total Loan Participations and Assignments (Cost $142,870,813)			140,459,018

	MUNICIPAL BONDS (0.1%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,167,617
	Total Municipal Bonds (Cost $1,645,000)			1,167,617

	PREFERRED SECURITIES (2.3%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[3]	09/15/53	7.625	2,117,990
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,395,380
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,075,652
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,5]		8.625	1,635,140
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,035,877
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,274,480
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,067,260
95,271	Trinity Capital, Inc.	01/16/25	7.000	2,413,214
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,392,500
	Total Preferred Securities (Cost $26,307,611)			25,407,493

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.1%)
$288,665	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000%	$287,803
91,523	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	90,778
294,729	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	261,069
	Total Residential Mortgage Backed Securities (Cost $671,648)			639,650

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
12,400,000	Fannie Mae Discount Notes[6]	08/01/24	0.000	12,400,000
6,400,000	Federal Home Loan Bank Discount Notes[6]	08/01/24	0.000	6,400,000
	Total U.S. Government Agency Obligations (Cost $18,800,000)			18,800,000

	U.S. TREASURY BILLS (0.4%)
2,300,000	U.S. Treasury Bill[6,7]	10/10/24	0.000	2,276,901
2,200,000	U.S. Treasury Bill[6,7]	01/23/25	0.000	2,147,489
	Total U.S. Treasury Bills (Cost $4,424,080)			4,424,390

	U.S. TREASURY BONDS AND NOTES (14.1%)
26,120,000	U.S. Treasury Bond	02/15/39	3.500	24,246,706
3,900,000	U.S. Treasury Bond	08/15/41	1.750	2,672,262
31,500,000	U.S. Treasury Bond	02/15/43	3.875	29,362,676
34,365,000	U.S. Treasury Bond	08/15/50	1.375	18,198,684
37,725,000	U.S. Treasury Bond	02/15/53	3.625	33,134,634
23,600,000	U.S. Treasury Bond	05/15/53	3.625	20,738,500
3,000,000	U.S. Treasury Note[7]	05/15/33	3.375	2,853,515
25,000,000	U.S. Treasury Note	02/15/34	4.000	24,894,531
	Total U.S. Treasury Bonds and Notes (Cost $157,005,809)			156,101,508

TOTAL INVESTMENTS (Cost $1,122,319,977)[8]			100.2%	$1,113,648,129
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.2)%	(2,333,743)
NET ASSETS			100.0%	$1,111,314,386

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2024 was $521,420,633 or 46.9% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2024 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $1,122,319,977, the aggregate gross unrealized appreciation is $22,306,002 and the aggregate gross unrealized depreciation is $24,734,596, resulting in net unrealized depreciation of $2,428,594.

Abbreviations:
CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
LIBOR	−	London Interbank Offered Rate.
SOFR	−	Secured Overnight Financing Rate.
USD	−	United States Dollar.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2024:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	340	September 2024	$39,920,782	$41,065,625	$1,144,843
U.S. Treasury 10-Year Notes	1,020	September 2024	111,626,438	114,048,750	2,422,312
U.S. Treasury 10-Year Ultra Bond	975	September 2024	109,994,532	112,688,672	2,694,140
U.S. Ultra Bond	220	September 2024	27,395,156	28,153,125	757,969
					$7,019,264
Contracts to Sell:
U.S. Treasury 5-Year Notes	436	September 2024	$46,264,302	$47,040,312	$(776,010)
Net Unrealized Gain on Open Futures Contracts					$6,243,254

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2024
Asset Backed Securities	$–	$231,134,354	$5,918,049	$237,052,403
Commercial Mortgage Backed Securities	–	71,676,482	4,034,522	75,711,004
Corporate Bonds	–	445,102,670	8,782,376	453,885,046
Loan Participations and Assignments	–	140,459,018	–	140,459,018
Municipal Bonds	–	1,167,617	–	1,167,617
Preferred Securities	25,407,493	–	–	25,407,493
Residential Mortgage Backed Securities	–	639,650	–	639,650
U.S. Government Agency Obligations	–	18,800,000	–	18,800,000
U.S. Treasury Bills	–	4,424,390	–	4,424,390
U.S. Treasury Bonds and Notes	–	156,101,508	–	156,101,508
Total Investments, at value	$25,407,493	$1,069,505,689	$18,734,947	$1,113,648,129
Other Financial Instruments, at value
Financial Futures Contracts	$6,243,254	$–	$–	$6,243,254
Other Financial Instruments, at value	$6,243,254	$–	$–	$6,243,254

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2024:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2023	$6,126,472	$1,583,531	$8,507,034	$16,217,037
Purchases	—	3,663,111	—	3,663,111
Sales/Paydowns	(533,579)	(945,888)	—	(1,479,467)
Realized gains/(losses)	—	467	—	467
Change in unrealized appreciation/(depreciation)	325,156	263,830	275,342	864,328
Amortization	—	585,560	—	585,560
Transfers from Level 3	—	(1,116,089)	—	(1,116,089)
Transfers to Level 3	—	—	—	—
Balance as of July 31, 2024	$5,918,049	$4,034,522	$8,782,376	$18,734,947

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of July 31, 2024, $7,938,879 of value of the Level 3 assets in the Fund was based on a single quote from a broker.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.